Fair Value Measurement - Schedule of Assumptions (Details) - $ / shares			12 Months Ended
	Dec. 02, 2025	Jun. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Senior Secured Notes [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	20.00%		20.00%
Risk-free interest rate (per annum)	3.59%		3.63%
Expected dividend yield	0.00%		0.00%
Fair value of the underlying ordinary share (in Dollars per share)				$ 2.49	$ 2.66
Bond yield	11.91%		12.08%
Convertible Junior Notes [Member]
Schedule of Assumptions [Line Items ]
Expected volatility			20.00%	22.00%
Risk-free interest rate (per annum)			3.63%	4.27%
Expected dividend yield			0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.55		$ 2.49
Bond yield			12.08%	10.33%
Liability-settled share- based payment to non-employee [Member]
Schedule of Assumptions [Line Items ]
Expected volatility			52.00%	93.00%
Risk-free interest rate (per annum)			3.56%	5.53%
Expected dividend yield			0.00%	0.00%
Fair value of the underlying ordinary share (in Dollars per share)		3.55		$ 2.49
Bond yield
Convertible Senior Notes – before extinguishment [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	60.00%
Risk-free interest rate (per annum)	3.58%
Expected dividend yield	0.00%
Fair value of the underlying ordinary share (in Dollars per share)					2.66
Bond yield	12.00%
Convertible Junior Note – before amendment [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	60.00%
Risk-free interest rate (per annum)	3.56%
Expected dividend yield	0.00%
Fair value of the underlying ordinary share (in Dollars per share)					2.66
Bond yield	12.00%
Convertible Junior Note – after amendment [Member]
Schedule of Assumptions [Line Items ]
Expected volatility	20.00%
Risk-free interest rate (per annum)	3.59%
Expected dividend yield	0.00%
Fair value of the underlying ordinary share (in Dollars per share)					$ 2.66
Bond yield	11.91%
Convertible Senior Notes [Member]
Schedule of Assumptions [Line Items ]
Expected volatility				82.00%
Risk-free interest rate (per annum)				4.25%
Expected dividend yield				0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.55
Bond yield				10.52%
Convertible Junior Note [Member]
Schedule of Assumptions [Line Items ]
Expected volatility		22.00%
Risk-free interest rate (per annum)		4.52%
Expected dividend yield		0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.75
Bond yield		10.80%
Discount rate
Deferred Contingent Consideration [Member]
Schedule of Assumptions [Line Items ]
Expected volatility		21.00%
Risk-free interest rate (per annum)		3.10%
Expected dividend yield		0.00%
Fair value of the underlying ordinary share (in Dollars per share)		$ 3.75
Bond yield
Discount rate		21.00%